GENERAL	6 Months Ended
Jun. 30, 2019
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.	General

RedHill Biopharma Ltd. (the “Company”), incorporated in Israel on August 3, 2009, together with its wholly-owned subsidiary RedHill Biopharma Inc. (the “Company’s Subsidiary”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company, primarily focused on late-stage clinical development and commercialization of proprietary drugs for gastrointestinal (“GI”) diseases.

The Company is primarily engaged in the research and development of its therapeutic candidates and, since January 2017, has pursued its commercial activities in the U.S. through the Company’s Subsidiary.

In February 2011, the Company listed its securities on the Tel-Aviv Stock Exchange (“TASE”) and from December 2012 through July 2018, the Company’s American Depositary Shares (“ADSs”) were listed on the NASDAQ Capital Market. Since July 2018, the Company’s ADSs have been listed on the NASDAQ Global Market (“NASDAQ”).

The Company’s registered address is 21 Ha’arba’a St., Tel-Aviv, Israel.

To date the Company has out-licensed on an exclusive worldwide basis only one of its therapeutic candidates and has generated limited revenues from its commercial activities. Accordingly, there is no assurance when and if the Company’s business will generate sufficient revenues to sustain our business operations in accordance with our plan or profits from our therapeutic candidates and commercial products. Through June 30, 2019, the Company has an accumulated deficit, and its activities have been funded primarily through public and private offerings of the Company’s securities.

    The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of all of the Company’s therapeutic candidates and fund its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. The Company believes its existing capital resources should be sufficient to fund its current and planned operations for at least the next 12 months.

If the Company is unable to out-license, sell or commercialize its therapeutic candidates, generate sufficient and sustainable revenues from its commercial operations, or obtain future financing, the Company may be forced to delay, reduce the scope of, or eliminate one or more of its research and development or commercialization programs, any of which may have a material adverse effect on the Company’s business, financial condition or results of operations.

b.	Approval of the condensed consolidated interim financial statements

These condensed consolidated interim financial statements were approved by the Board of Directors (the "BoD") on July 22, 2019.